Short-term loans	6 Months Ended
Jun. 30, 2026
Short-term Loans
Short-term loans

Note 8 – Short-term loans

Outstanding balances on short-term loans consist of the following:

Bank Name	Maturities	Interest rate	Collateral/Guarantee/Co-borrower	June 30, 2026	December 31, 2025

Bank of Communications	December 2026 to March 2027	2.65%	Hong Wan*	$1,473,818	$662,955
Bank of China	March 2027	2.24%	N/A	1,473,818	—
China Merchants Bank	February 2027 to May 2027	2.83%	N/A	736,909	—
Industrial and Commercial Bank of China	March 2027	2.35%	N/A	736,908	—
Total				4,421,453	662,955
			Current	$4,421,453	$662,955

* In December 2025, Pinmu Century and its shareholder Hong Wan entered into a loan agreement with Bank of Communications as co-borrowers, obtaining a revolving credit facility of approximately $1,429,981 (RMB 10,000,000). Pursuant to the agreement, the credit facility is available for a period of two years, commencing on December 19, 2025, and expiring on December 19, 2027.